TYPE			13F-HR
PERIOD		12/31/01
FILER
CIK			0001068878
CCC			3$iyyiau
SROS			NONE
SUBMISSION-CONTACT
NAME			PECKS MANAGEMENT PARTNERS LTD
PHONE			212-332-1333
NOTIFY-INTERNET	LISAD@PECKS.COM


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the calendar year or quarter ended: December 31, 2001
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): 	[ ] is a registrant
						[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Pecks Management Partners Ltd.
Address:	One Rockefeller Plaza, Suite 900
		New York, NY 10020

13F File Number:	28-7336

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:		Robert J. Cresci
Title:	Principal
Phone: 	(212) 332-1333
Signature, Place, and Date of Signing:

Robert J. Cresci   New York, New York    February 13, 2002

Report Type:
13F Holdings Report

List of other managers reporting for this manager:
None

I am signing this report as required by the Securities and Exchange Act of 1934.

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	9

Form 13F Information Table Value Total:	$18,438,000

List of other included Managers:

No.	13F File Number		Name

01	28-7336			Pecks Management Partners Ltd.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Continucare Corp CSN 144R      CONV             212172aa8     2386  3407927 PRN      SOLE                  3407927
Castle Dental Centers Inc Comm COM              14844p105       82 913243.000SH      SOLE               913243.000
Continucare Corp Common Stock  COM              212172100     2348 5103657.000SH     SOLE              5103657.000
E-Stamp Common Stock           COM              269154100       87 727448.750SH      SOLE               727448.750
Film Roman Inc Common Stock    COM              317234102      351 1168971.000SH     SOLE              1168971.000
Hybridon Inc Common Stock & Ri COM              44860m801      935 644614.000SH      SOLE               644614.000
Seracare Life Sciences Common  COM              81747Q100     7312 1459438.000SH     SOLE              1459438.000
Hybridon Inc 6.50% SerA Cvt Pf PFD              44860m884     4734   138735 SH       SOLE                   138735
Intellicorp Inc Common Stock   COM              458153103      204   757346 SH       SOLE                   757346